DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION - Consolidate (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Cash	¥ 719		¥ 118,613
Restricted cash	1,893,454		195,000		$ 290,185
Short-term investments			2,501,024
Accounts receivable - third parties, net	228,892,662		206,629,418		35,079,335
Accounts receivable - a related party, net	9,447,148		12,501,982		1,447,839
Contract assets	36,307,474		25,249,719	¥ 18,036,555	5,564,364
Amounts due from related parties	6,275,229		6,445,606		961,721
Prepayments and other current assets	139,257,239		113,775,649		21,342,106
Total current assets	878,987,833		601,178,479		134,710,780
Long-term investments	66,162,184		40,077,207		10,139,798
Property and equipment, net	16,416,156		17,904,068		2,515,886
Intangible assets, net	2,022,583		3,443,178		309,974
Deferred income tax assets	1,048,972		180,222		160,762
Other noncurrent assets	3,824,513		4,648,976		586,132
Total assets	968,462,241		667,432,130		148,423,332
Short-term borrowings, including current portion of long-term borrowings	20,000,000		26,838,032		3,065,134
Accounts payable	131,599,482		148,828,041		20,168,503
Contract liabilities	95,992,689		111,953,381	98,417,522	14,711,523	¥ 74,361,332
Amounts due to related parties	2,813,041		3,180,095		431,117
Accrued expenses and other current liabilities	93,967,456		68,768,498		14,401,143
Total current liabilities	776,731,068		359,568,047		119,039,244
Long-term borrowings			96,190,363
Total liabilities	796,201,370		475,389,437		$ 122,023,198
Accounts receivables, - third parties, net	9,447,148		12,501,982
Revenues	767,688,120	$ 117,653,352	650,282,167	501,488,667
Net loss	(3,839,489,657)	(588,427,535)	(324,526,304)	(262,332,401)
Net cash used in operating activities	(224,118,705)	(34,347,694)	(166,384,556)	(160,617,731)
Net cash provided by / (used in) investing activities	(95,707,473)	(14,667,811)	(84,502,265)	2,047,948
Net cash provided by / (used in) financing activities	457,641,336	70,136,603	325,409,445	165,410,731
Net increase / (decrease) in cash and restricted cash	134,145,582	20,558,710	77,389,278	14,662,357
Cash and restricted cash at the beginning of the year	164,313,081	25,182,081	86,923,803	72,261,446
Cash and restricted cash at the end of the year	298,458,663	$ 45,740,791	164,313,081	86,923,803
VIE
Variable Interest Entity [Line Items]
Cash	58,443,775		120,450,112
Restricted cash	1,893,454		195,000
Short-term investments			2,501,024
Accounts receivable - third parties, net	221,613,966		203,270,317
Accounts receivable - a related party, net	11,355,167		15,010,001
Contract assets	36,307,474		25,249,719
Amounts due from related parties	6,275,229		6,445,606
Prepayments and other current assets	125,859,963		97,632,903
Total current assets	461,749,028		470,754,682
Long-term investments	66,162,184		40,077,207
Property and equipment, net	11,163,961		10,261,327
Intangible assets, net	2,022,583		2,004,396
Deferred income tax assets	1,048,972		180,222
Other noncurrent assets	3,620,864		4,445,326
Total assets	545,767,592		527,723,160
Short-term borrowings, including current portion of long-term borrowings	20,000,000		26,838,032
Accounts payable	122,079,582		135,194,396
Contract liabilities	95,964,616		108,950,803
Amounts due to related parties	2,813,041		3,180,095
Amounts due to VIE	230,086,500
Accrued expenses and other current liabilities	82,674,385		52,880,022
Total current liabilities	1,181,969,456		919,320,558
Long-term borrowings	0		96,190,363
Total liabilities	1,181,969,456		1,015,510,921
Revenues	738,931,945		640,145,645	498,345,481
Net loss	(156,301,399)		(145,457,499)	(111,087,374)
Net cash used in operating activities	(20,062,451)		(31,078,480)	(4,590,430)
Net cash provided by / (used in) investing activities	(4,840,970)		(15,547,418)	2,098,931
Net cash provided by / (used in) financing activities	(35,404,462)		113,044,600	6,229,297
Net increase / (decrease) in cash and restricted cash	(60,307,883)		66,418,702	3,737,798
Cash and restricted cash at the beginning of the year	120,645,112		54,226,410	50,488,612
Cash and restricted cash at the end of the year	60,337,229		120,645,112	¥ 54,226,410
Restricted cash pledged to secure bank borrowings	1,893,454		195,000
VIE | Asset pledged
Variable Interest Entity [Line Items]
Accounts receivables, - third parties, net	9,447,148		12,501,982
VIE | Short-term borrowings from SPD | Asset pledged
Variable Interest Entity [Line Items]
Accounts receivable pledged to secure bank borrowings			168,249,612
Other receivables pledged to secure bank borrowings			10,610,652
VIE | Consolidation, Eliminations [Member]
Variable Interest Entity [Line Items]
Amounts due to related parties	631,164,373		595,457,305
Equity investor
Variable Interest Entity [Line Items]
Amounts due to related parties	2,813,041		3,180,095
Ronglian Yitong | Short-term borrowings from SPD | Asset pledged
Variable Interest Entity [Line Items]
Accounts receivable - third parties, net	¥ 10,610,652		168,249,612
Prepayments and other current assets			¥ 10,610,652